UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Smithwood Partners, LLC
           -----------------------------------------------------
Address:   1999 Ave of the Stars,
           Suite 2040
           Los Angeles, CA 90067
           -----------------------------------------------------

Form 13F File Number: 28-
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexander Rogers
        -------------------------
Title:  Operations Manager
        -------------------------
Phone:  310 286 2929
        -------------------------

/s/ Alexander Rogers                 Los Angeles, CA                  02/14/2006
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           28
                                         -----------
Form 13F Information Table Value Total:     $242,795
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ACCO BRANDS                    COM              00081T108     1311   53500 SH  0    SOLE              53500      0    0
AEP INDUSTRIES INC             COM              001031103    16580  663200 SH  0    SOLE             663200      0    0
ALTRIA GROUP INC               COM              02209S103    14944  200000 SH  0    SOLE             200000      0    0
AMERICAN EXPRESS CO. CMN       COM              025816109    41683  810000 SH  0    SOLE             810000      0    0
ARCHIPELIGO HOLDINGS           COM              03957A104     2825   56500 SH  0    SOLE              56500      0    0
BIRNER DENTAL MANAGEMENT       COM              091283200      618   30541 SH  0    SOLE              30541      0    0
CHENIERE ENERGY INC CMN        COM              16411R208      994   26700 SH  0    SOLE              26700      0    0
CHENIERE ENERGY INC-NEW-RSTD   COM              16411R208     7444  200000 SH  0    SOLE             200000      0    0
COMFORCE CORPORATION           COM              20038K109      490  213200 SH  0    SOLE             213200      0    0
DADE BEHRING INC               COM              23342J206     6951  170000 SH  0    SOLE             170000      0    0
FLEETWOOD ENTERPRISES INC DE   COM              339099103     2470  200000 SH  0    SOLE             200000      0    0
FOSTER WHEELER LTD BERMUDA     COM              G36535139     7356  200000 SH  0    SOLE             200000      0    0
FREESCALE SEMICONDUCTOR CLASS  COM              35687M206    11327  450000 SH  0    SOLE             450000      0    0
B
HAWAIIAN HOLDINGS INC RSTD     COM              419879101      599  150000 SH  0    SOLE             150000      0    0
HOSPIRA, INC. CMN              COM              441060100    30070  702900 SH  0    SOLE             702900      0    0
IHOP CORP NEW CMN              COM              449623107    39160  834800 SH  0    SOLE             834800      0    0
MCDERMOTT INTERNATIONAL INC    COM              580037109    14498  325000 SH  0    SOLE             325000      0    0
MERCER INS GROUP INC           COM              587902107     6870  458000 SH  0    SOLE             458000      0    0
PROCTER & GAMBLE COMPANY (THE) COM              742718109    22573  390000 SH  0    SOLE             390000      0    0
REFCO INC                      COM              75866G109      289  655795 SH  0    SOLE             655795      0    0
REMEC INC                      COM              759543200      657  517092 SH  0    SOLE             517092      0    0
TRONOX INC CL A                COM              897051108     4575  350000 SH  0    SOLE             350000      0    0
VENDINGDATA CORPORATION CMN    COM              92261Q202      243   68181 SH  0    SOLE              68181      0    0
CALL ALTRIA JAN 07 @ 65.00     OPT              02209S9AM     3990  300000 SH  Call SOLE             300000      0    0
CALL MCDONALDS JAN 07 @ 30     OPT              5801339AF     1625  250000 SH  Call SOLE             250000      0    0
CALL PROCTER & GAMBLE JAN 07 @ OPT              7427189AJ     1720  160000 SH  Call SOLE             160000      0    0
50.00
CALL PROCTER & GAMBLE JAN 07 @ OPT              7427189AX      223   25000 SH  Call SOLE              25000      0    0
52.50
CALL PROCTER & GAMBLE JAN 07 @ OPT              7427129AK      710  100000 SH  Call SOLE             100000      0    0
55